Consolidated Statements of Changes in Shareholders Equity (Parenthetical) (USD $)	12 Months Ended
Dec. 31, 2013
Statements Of Changes In Shareholders' Equity [Abstract]
Net of offering costs	$ 902,158
Issuance of common stock	$ 71,949